Goodwill, Intangible Assets and Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill, Intangible Assets and Acquisitions
Amortization expense	$ 19,300	$ 21,500	$ 22,200
Future estimated amortization expenses
2024	21,483
2025	17,980
2026	17,943
2027	17,660
2028	17,326
Thereafter	41,528
Total expected amortization expense	133,920
Identifiable intangible assets acquired	$ 200